Note 14 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2017	December 31, 2018
FFA contract	Long-term assets– Derivatives	-	49,350

Interest rate swap contracts	Long-term assets – Derivatives	51,453	5,680

Total derivative assets		51,453	55,030

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2017	Year Ended December 31, 2018
Interest rate swap contracts– Unrealized gain / (loss)	Gain on derivatives, net	51,453	(45,773)
Interest rate swap contracts - Realized (loss) / gain	Gain on derivatives, net	(2,286)	10,209
FFA contract – Fair value	Gain on derivatives, net	-	49,350
Total net gain on derivatives		49,167	13,786